Revision of Prior Year Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Schedule of Consolidated Financial Statements Previously

The following tables summarize the effects of the revisions on the specific items presented in the Company’s historical condensed consolidated financial statements previously included in the Company’s Quarterly Report on Form 10-Q for the three months ended March 31, 2020:

	March 31, 2020
	As Previously Reported	Adjustment	As Revised
Balance Sheet
Other Assets
Operating lease right of use asset, net	$-	$918,903	$918,903
Total Other Assets	16,892,220	918,903	17,811,123
Total Assets	$27,136,179	$918,903	$28,055,082

Current Liabilities
Current portion – operating lease liability	$-	$186,389	$186,389
Total Current Liabilities	16,913,062	186,389	17,074,498
Long-term Liabilities
Operating lease liability, net	-	739,977	739,977
Total Long-term Liabilities	-	739,977	739,977
Total Liabilities	$16,913,062	$926,372	$17,814,498

Stockholders’ Equity
Accumulated Deficit	$(42,400,593)	$(7,469)	$(42,408,062)
Total Stockholders’ Equity	10,223,117	(7,469)	10,215,648
Total Liabilities and Stockholders’ Equity	$27,136,179	$918,903	$28,055,082

	For the three months ended March 31, 2020
	As Previously Reported	Adjustments	As Revised
Statement of Operations
Interest expense	$(160,060)	$(3,681)	$(163,741)
Total other income (expenses)	(160,060)	(3,681)	(163,741
Loss before income taxes	(1,762,635)	(3,681)	(1,766,316)
Net loss	(1,784,527)	(3,681)	(1,788,208)
Net loss attributable to common stockholders	(1,892,362)	(3,681)	(1,896,043)
Total comprehensive loss	$(1,927,865)	$(3,681)	$(1,931,546)
Basic and diluted loss per share	$(0.60)	$-	$(0.60)

Statements of Cash Flows
Net loss	$(1,784,527)	$(3,681)	$(1,788,208)
Amortization of right of use asset
Net Cash Used in Operating Activities	$(2,293,105)	$-	$(2,293,105)

	For the three months ended March 31, 2020
	As Previously Reported	Adjustments	As Revised
Statement of Stockholders’ Deficit
Net loss	$(1,784,527)	$(3,681)	$(1,788,208)
Accumulated deficit ending balance	$(42,400,593)	$(7,469)	$(42,408,062)
Total stockholders’ equity ending balance	$10,223,117	$(7,469)	$10,215,648

The following tables summarize the effects of the revisions on the specific items presented in the Company’s historical consolidated financial statements previously included in the Company’s Annual Report for the year ended December 31, 2019 and the Company’s Quarterly Reports on Form 10-Q for the periods ended June 30, 2019 and September 30, 2019:

	December 31, 2019
	As Previously Reported	Adjustment	As Revised
Balance Sheet
Other Assets
Operating lease right of use asset, net	$-	$286,161	$286,161
Total Other Assets	17,405,998	286,161	4,763,000
Total Assets	$25,005,152	$286,161	$7,667,771

Current Liabilities
Current portion – operating lease liability	$-	$120,052	$120,052
Total Current Liabilities	14,383,605	120,052	14,503,657
Long-term Liabilities
Operating lease liability, net	-	169,897	169,897
Total Long-term Liabilities	-	169,897	169,897
Total Liabilities	$14,383,605	$289,949	$14,673,554

Stockholders’ Equity
Accumulated Deficit	$(40,508,231)	$(3,788)	$(40,512,019)
Total Stockholders’ Equity	10,621,547	(3,788)	10,617,764
Total Liabilities and Stockholders’ Equity	$25,005,152	286,163	25,291,315

	For the year ended December 31, 2019
	As Previously Reported	Adjustments	As Revised
Statement of Operations
Interest expense	$(691,138)	$(3,788)	$(694,926)
Total other income (expenses)	1,109,576	(3,788)	1,105,788
Loss before income taxes	(5,215,318)	(3,788)	(5,219,106)
Net loss	(5,603,975)	(3,788)	(5,607,763)
Net loss attributable to common stockholders	(6,029,978)	(3,788)	(6,033,766)
Total comprehensive loss	(6,056,963)	(3,788)	(6,060,751)
Comprehensive loss attributable to Company	$(6,056,963)	$(3,788)	$(6,060,751)
Basic and diluted loss per share	$(2.83)	$-	$(2.83)

Statements of Cash Flows
Net loss	$(6,029,978)	$(3,788)	$(6,033,766)
Amortization of right of use asset	-	3,788	3,788
Net Cash Used in Operating Activities	$(2,453,123)	$-	$(2,453,123)

	For the year ended December 31, 2019
	As Previously Reported	Adjustments	As Revised
Statement of Stockholders’ Deficit
Net loss	$(6,029,978)	$(3,788)	$(6,033,766)
Accumulated deficit ending balance	$(40,508,231)	$(3,788)	$(40,512,019)
Total stockholders’ equity ending balance	$10,621,547	$(3,788)	$10,617,764

F-49

The following tables summarize the effects of the revisions on the specific items presented in the Company’s historical unaudited condensed consolidated balance sheets previously included in the Company’s Quarterly Reports on Form 10-Q for the periods ended June 30, 2019 and September 30, 2019:

	September 30, 2019
	As Previously Reported	Adjustment	As Revised
Balance Sheet
Other Assets
Operating lease right of use asset, net	$-	$315,187	$315,187
Total Other Assets	18,511,902	315,187	18,827,089
Total Assets	$29,477,833	$315,187	$29,793,020

Current Liabilities
Current portion – operating lease liability	$-	$116,665	$116,665
Total Current Liabilities	14,365,829	116,665	14,482,494
Long-term Liabilities
Operating lease liability, net	-	198,522	198,522
Total Long-term Liabilities	4,251,103	198,522	4,449,625
Total Liabilities	$18,616,932	$315,187	$18,932,119

Stockholders’ Equity
Accumulated Deficit	$(37,806,731)	$-	$(37,806,731)
Total Stockholders’ Equity	10,860,901	-	10,860,901
Total Liabilities and Stockholders’ Equity	$29,477,833	$315,187	$29,793,020

	June 30, 2019
	As Previously Reported	Adjustment	As Revised
Balance Sheet
Other Assets
Operating lease right of use asset, net	$-	$343,715	$343,715
Total Other Assets	17,967,963	343,715	18,311,678
Total Assets	$26,656,309	$343,715	$27,000,024

Current Liabilities
Current portion – operating lease liability	$-	$113,338	$113,338
Total Current Liabilities	13,408,946	113,338	13,522,284
Long-term Liabilities
Operating lease liability, net	-	230,377	230,377
Total Long-term Liabilities	-	230,377	230,377
Total Liabilities	$13,408,946	$343,715	$13,752,661

Stockholders’ Equity
Accumulated Deficit	$(37,872,197)	$-	$(37,872,197)
Total Stockholders’ Equity	13,247,363	-	13,247,363
Total Liabilities and Stockholders’ Equity	$26,656,309	$343,715	$27,000,024